Income Taxes (Total Income Tax Expense Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Provision for income taxes	¥ 233,103	¥ 128,828	¥ 131,388
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(88,096)	(60,260)	(27,157)
Net change of impact of changes in policy liability discount rate	100,702	54,382	32,471
Net change of debt valuation adjustments	78	(13)	(74)
Net change of defined benefit pension plans	7,711	2,063	5,554
Net change of foreign currency translation adjustments	(12,045)	2,484	(30,992)
Net change of unrealized gains (losses) on derivative instruments	1,016	(441)	(1,523)
Other direct adjustments to shareholders' equity	57	22	32
Total income tax expense	¥ 242,526	¥ 127,065	¥ 109,699